Main Page (1)
TYPE 13F-HR
PERIOD 12/31/01
FILER
CIK 0000884314
CCC qgrydf#9
SUBMISSION-CONTACT
NAME Michele Schmitigal
PHONE 248-646-4000
The text of the document to be attached on the Documents Page includes the following information in an ASCII text file:
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:  R.H. Bluestein & Company
Address:  260 East Brown Street, Suite 100
Birmingham, MI 48009
13-F File Number:  28-3073
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Robert H. Bluestein
Title:  President
Phone:  248-646-4000
Signature, Place, and Date of Signing:
Robert H. Bluestein   Birmingham, Michigan   February 11, 2002
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  89
Form 13F Information Table Value Total:  $930,081
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105    10878   338874 SH       SOLE                   256525             82349
Advent Software                COM              007974108    20549   411399 SH       SOLE                   310605            100794
Alcoa Inc                      COM              013817101    10412   292880 SH       SOLE                   258690             34190
Amer Int'l Group               COM              026874107    10043   126491 SH       SOLE                   116396             10095
American Express Co            COM              025816109      928    26000 SH       SOLE                                      26000
Amgen                          COM              031162100      959    17000 SH       SOLE                     1500             15500
Anadarko Petroleum             COM              032511107    11986   210840 SH       SOLE                   196305             14535
Applied Materials Inc          COM              038222105    16339   407445 SH       SOLE                   307275            100170
AstraZeneca Plc                COM              046353108    16447   352950 SH       SOLE                   330435             22515
Automatic Data Proc            COM              053015103    18714   317725 SH       SOLE                   288610             29115
BP PLC ADR                     COM              055622104      370     7963 SH       SOLE                     4863              3100
Ballard Power Systems          COM              05858H104    10509   355395 SH       SOLE                   294385             61010
Bank One Corp                  COM              06423A103     1728    44240 SH       SOLE                      500             43740
Bristol-Myers Squibb           COM              110122108     2752    53964 SH       SOLE                     5464             48500
Caterpillar Inc                COM              149123101    16804   321610 SH       SOLE                   280565             41045
ChevronTexaco Corp             COM              166764100     1735    19360 SH       SOLE                     1650             17710
Citigroup Inc                  COM              172967101    25323   501652 SH       SOLE                   390703            110949
Coca Cola Co                   COM              191216100    22093   468558 SH       SOLE                   419663             48895
Comerica Inc                   COM              200340107     5567    97150 SH       SOLE                      800             96350
Conoco Inc                     COM              208251504    22115   781460 SH       SOLE                   719830             61630
Corning Inc                    COM              219350105      114    12800 SH       SOLE                     3900              8900
Costco Wholesale Corp          COM              22160K105    13921   313675 SH       SOLE                   282635             31040
Dell Computers                 COM              247025109      272    10000 SH       SOLE                                      10000
Dow Chemical Co                COM              260543103    22072   653395 SH       SOLE                   568265             85130
Dow Jones & Co                 COM              260561105      547    10000 SH       SOLE                                      10000
EMC Corp                       COM              268648102      403    29950 SH       SOLE                     1500             28450
Elan Corp PLC ADR              COM              284131208      451    10000 SH       SOLE                                      10000
Eli Lilly & Co                 COM              532457108    15256   194243 SH       SOLE                   175753             18490
Emerson Electric               COM              291011104    31176   545982 SH       SOLE                   478382             67600
Exxon Mobil Corp               COM              30231G102    32493   826802 SH       SOLE                   747890             78912
Fedex Corporation              COM              31428X106    29478   568190 SH       SOLE                   496185             72005
Fleet Boston Financial Corp    COM              339030108      730    20000 SH       SOLE                                      20000
Flextronics International      COM              Y2573F102      240    10000 SH       SOLE                                      10000
Fonar Corp                     COM              344437108       65    55000 SH       SOLE                    55000
Ford Motor Company             COM              345370860     7736   492128 SH       SOLE                   357952            134176
General Dynamics               COM              369550108    17776   223210 SH       SOLE                   203595             19615
General Electric Co            COM              369604103    29698   740968 SH       SOLE                   659918             81050
Gillette Co                    COM              375766102    20428   611609 SH       SOLE                   539759             71850
GlaxoSmithKline ADR            COM              37733W105     3091    62035 SH       SOLE                    62035
Guidant Corp                   COM              401698105    23133   464519 SH       SOLE                   436759             27760
H J Heinz Co                   COM              423074103      592    14393 SH       SOLE                     8993              5400
Home Depot Inc                 COM              437076102    17381   340737 SH       SOLE                   266800             73937
Honeywell Int'l                COM              438516106    21252   628385 SH       SOLE                   568775             59610
IBM                            COM              459200101    29085   240448 SH       SOLE                   192418             48030
Intel Corp                     COM              458140100    35370  1124652 SH       SOLE                   788982            335670
J P Morgan Chase & Co          COM              46625H100     1509    41500 SH       SOLE                     4000             37500
JDS Uniphase Corp              COM              46612J101      174    20000 SH       SOLE                                      20000
Johnson & Johnson              COM              478160104    35872   606966 SH       SOLE                   541228             65738
Kellogg Company                COM              487836108    18490   614300 SH       SOLE                   560375             53925
Keycorp (New)                  COM              493267108     1498    61528 SH       SOLE                                      61528
Kimberly Clark                 COM              494368103     4062    67925 SH       SOLE                    57925             10000
Lakeland Industries Inc        COM              511795106      105    11000 SH       SOLE                    11000
Lennar Corp                    COM              526057104      562    12000 SH       SOLE                                      12000
Masco Corp                     COM              574599106    23990   979165 SH       SOLE                   887590             91575
Medtronic Inc                  COM              585055106    38604   753832 SH       SOLE                   651877            101955
Merck & Co                     COM              589331107     1277    21725 SH       SOLE                     5525             16200
Micron Technology              COM              595112103     1783    57500 SH       SOLE                     4700             52800
Microsoft Corp                 COM              594918104    27867   420631 SH       SOLE                   343081             77550
Minn Mng & Mfg                 COM              604059105    20871   176560 SH       SOLE                   161190             15370
Morgan St Dean Witter          COM              617446448      280     5000 SH       SOLE                                       5000
Motorola Inc                   COM              620076109     2080   138475 SH       SOLE                      625            137850
NASDAQ-100 Shares              COM              631100104      783    20120 SH       SOLE                    20120
NRG Energy Inc                 COM              629377102      233    15000 SH       SOLE                                      15000
Nextel Comm                    COM              65332V103      164    15000 SH       SOLE                                      15000
Nucor Inc                      COM              670346105     1202    22700 SH       SOLE                    22700
Omnicom Group                  COM              681919106     9915   110965 SH       SOLE                   100365             10600
Owens Corning                  COM              69073F103       21    11000 SH       SOLE                     1000             10000
PNC Financial Services Group   COM              693475105      562    10000 SH       SOLE                                      10000
Pacific Century Cyberworks     COM              006164007        3    10000 SH       SOLE                                      10000
Palm Inc                       COM              696642107       78    20000 SH       SOLE                                      20000
Pepsico Inc                    COM              713448108    23278   478094 SH       SOLE                   418969             59125
Pfizer Inc                     COM              717081103    35452   889628 SH       SOLE                   678443            211185
Procter & Gamble Co            COM              742718109      214     2700 SH       SOLE                     1900               800
Prudential Financial Inc       COM              744320102      365    11000 SH       SOLE                    11000
S&P 500 Dep Receipt            COM              78462F103     2713    23735 SH       SOLE                    23735
Sara Lee Corp                  COM              803111103      222    10000 SH       SOLE                    10000
Schlumberger Ltd               COM              806857108    11509   209448 SH       SOLE                   192033             17415
Southern Co                    COM              842587107      238     9400 SH       SOLE                     4400              5000
State Street Corp              COM              857477103    21468   410862 SH       SOLE                   375612             35250
Target Corp                    COM              87612E106    12138   295700 SH       SOLE                   274760             20940
Texas Instruments              COM              882508104    27759   991386 SH       SOLE                   683471            307915
Tyco International Ltd         COM              902124106      884    15000 SH       SOLE                                      15000
VSI Holdings Inc/GA            COM              918322108       16    17000 SH       SOLE                    17000
ViaCom Inc Cl B                COM              925524308      999    22634 SH       SOLE                      934             21700
Vishay Intertech               COM              928298108      195    10000 SH       SOLE                                      10000
Walgreen Co                    COM              931422109      253     7513 SH       SOLE                     3000              4513
Washington Mutual Inc          COM              939322103      245     7500 SH       SOLE                                       7500
Wells Fargo & Co               COM              949746101    20709   476395 SH       SOLE                   429095             47300
Weyerhaeuser Co                COM              962166104      433     8000 SH       SOLE                                       8000